Cash Equivalents and Investments	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash Equivalents and Investments
3. CASH EQUIVALENTS AND INVESTMENTS
The following table summarizes the Company’s unrealized gains and losses and estimated fair value of cash equivalents and investments in available-for-sale
securities recorded in the consolidated balance sheets (in thousands):

	AS OF DECEMBER 31, 2021				AS OF DECEMBER 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$123,690	$—	$—	$123,690	$36,120	$—	$—	$36,120
Commercial paper	$203,628	$—	$(21)	$203,607	$—	$—	$—	$—
Corporate notes and bonds	80,060	2	(109)	79,953	—	—	—	—
Municipal bonds	2,000	—	—	2,000	—	—	—	—
US government and agency	193,347	1	(20)	193,328	—	—	—	—

Total cash equivalents and investments	$602,725	$3	$(150)	$602,578	$36,120	$—	$—	$36,120

Unrealized losses related to investments were primarily a result of interest rate fluctuations, and none of the investments held as of December 31, 2021 have been in a continuous unrealized loss position for greater than one year. As of December 31, 2021, the Company did not consider any of its available-for-sale
investments to be other-than-temporarily impaired nor does the Company intend, or believe it is more likely than not, that it will be required to sell the investments in an unrealized loss position before the recovery of the associated amortized cost basis.
The estimated fair value of the Company’s cash equivalents and investments in available-for-sale
securities as of December 31, 2021, aggregated by investment category and classified by contractual maturity date, is as follows (in thousands):

	1 Year or Less	1 Year or Greater	Total
Money market funds	$123,690	$—	$123,690
Commercial paper	203,607	—	203,607
Corporate notes and bonds	14,818	65,135	79,953
Municipal bonds	2,000	—	2,000
US government and agency	178,353	14,975	193,328

Total	$522,468	$80,110	$602,578